Other Investments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Minimum [Member]
Other Investments [Line Items]
Interest rate of other investments	0.75%	0.25%
Maximum [Member]
Other Investments [Line Items]
Interest rate of other investments	7.625%	7.625%
Maturity of other investments	2 years	2 years